Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss attributable to ordinary shareholders	$ (50,384,176)	$ (37,512,212)	$ (18,021,737)
Denominator:
Weighted average number of ordinary shares- basic and diluted	21,752,757	9,439,028	8,693,655
Net loss per share-basic and diluted	$ (2.32)	$ (3.97)	$ (2.07)